Provisions (Details) - Schedule of analysis of total provisions - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Analysis of Total Provisions [Abstract]
Current	$ 88,469	$ 152,778
Non-current	$ 61,057	$ 105,542